CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ₪ / shares
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts receivable (in dollars) | $	$ 233		$ 548
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	63,294,907		62,489,428
Ordinary shares, shares outstanding	32,498,215		33,017,814
Treasury stock, shares	30,796,692		29,471,614